SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Dividend yield	0.00%	0.00%
Expected volatility, Minimum	63.30%	61.20%
Expected volatility, Maximum	65.30%	62.80%
Risk-free interest rate, Minimum		2.53%
Risk-free interest rate, Maximum		3.71%
Risk-free interest rate	2.10%
Expected forfeiture (employees)	8.40%	9.70%
Expected forfeiture (executives)	5.20%	7.10%
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple (employees)	2.7	2.3
Suboptimal exercise multiple (executives)	3.2	3